Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Capital Management and Risk Policies

NOTE 45. CAPITAL MANAGEMENT AND RISK POLICIES
The tasks related to risk information and internal control of each of the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.
Corporate risk management is monitored by the Audit Committee, which as well gathers and analyzes the information submitted by the main controlled companies.
As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.
The specific function of the integral management of risks faced by Banco Galicia has been assigned to the Risk Area Management, ensuring its independence from the rest of the business areas by depending directly on the Bank’s General Management. Likewise, in order to have timely information and an agile and efficient structure that allows responding and adapting to the prevailing macro and microeconomic variables, the functions of granting and recovering credits, both for companies and individuals, are in charge of managements directly reporting to the Area, thus seeking greater efficiency in decision-making.
Additionally, the control and prevention of the risks of money laundering, terrorist financing, and other illicit activities, are in charge of the Prevention of Money Laundering Management, reporting to the Board of Directors, thus ensuring the Board of Directors is fully knowledgeable of the risks the Bank is exposed to, being in charge of designing and proposing the required policies and procedures for their identification, evaluation, follow-up, control, and mitigation.
The Risk Appetite framework has been specified as the risk level that would eventually be assumed in order to meet the business objectives. This specified Risk Appetite framework counts on different levels of risk acceptance, both in individual and consolidated terms. The Risk Appetite monitors, through a series of metrics and associated thresholds, the main risks assumed by the Bank, and divides them into the following dimensions: (i) Capital Risk (or Solvency); (ii) Financial Risk; (iii) Credit Risk; (iv) Operational Risk; (v) Cybersecurity. It should be noted that the last two dimensions also include monitoring the Reputational and Technological Risks.
Additionally, the Risks Area Management monitors the risk appetite set up, and conducts prospective analysis of the risk levels, aligning the management to the strategy and the business plan defined by the Board of Directors. It also promotes corporate policies aimed at mitigating verified (or potential) deviations from the accepted risk levels.
Capital Management
The Company’s goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.
Banco Galicia’s subsidiary determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.
The Capital Adequacy Assessment Process (Proceso de Evaluación de Suficiencia de Capital—PESC) (reflected in the Capital Adequacy Report—IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.
To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.
As of December 31, 2023, and December 31, 2022, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations. The balances of these items for Banco Galicia are detailed below, in accordance with the regulations and the currency in force each year.
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2023, and December 31, 2022, is as follows:

	12.31.23	12.31.22
Basic Shareholders’ Equity	1,600,079,694	505,589,433
(Deductible Items)	(304,644,028)	(63,094,866)
Equity Tier 1	1,295,435,666	442,494,567
Complementing shareholders’ Equity	80,848,330	36,138,983
Equity Tier 2	80,848,330	36,138,983
Regulatory Capital (RPC)	1,376,283,996	478,633,550
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.23	12.31.22
Credit Risk	288,667,341	109,407,718
Market Risk	52,837,873	6,642,210
Operational Risk	112,505,729	36,743,804
Minimum Capital Requirement	454,010,943	152,793,732
Integration	1,376,283,996	478,633,550
Excess	922,273,053	325,839,818
Financial Risks
Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management regarding risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework that envisages the profile and the level of risk it has been decided to take to achieve long-term strategic goals.
Market Risk
The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.
Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:
•Brokerage of Government and Provincial Securities.
•Brokerage of Currencies on the Spot and Futures Markets
•Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.
•Brokerage of Debt Instruments Issued by the Argentine Central Bank.
•Brokerage of Third-party Debt securities.
•Brokerage of Shares.
For the fiscal year 2023, a limit of 2.25% of TIER1 was set for all operations, with a closing amount of Ps.58,755,406.
The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.
Currency Risk
The composition of Assets and Liabilities in domestic currency and foreign currency exposes the Bank’s financial position to the so-called “Currency Risk”, as a consequence of market fluctuations in the prices of the different currencies in which Assets and Liabilities are nominated.
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.23
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	5,898,395	(4,554,814)	124,168	1,467,749
Euro	60,569	(11,240)	—	49,329
Canadian Dollar	1,663	(151)	—	1,512
Real	706	—	—	706
Swiss Franc	820	(603)	—	217
Others	1,965	(85)	—	1,880
Total	5,964,118	(4,566,893)	124,168	1,521,393

	Balances as of 12.31.22
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	3,538,769	(2,921,080)	(143,488)	474,201
Euro	36,145	(14,105)	—	22,040
Canadian Dollar	377	(75)	—	302
Real	439	—	—	439
Swiss Franc	502	(333)	—	169
Others	1,274	(703)	—	571
Total	3,577,506	(2,936,296)	(143,488)	497,722

		Balances as of 12.31.23		Balances as of 12.31.22
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	146,775	1,614,524	47,420	521,621
	-10%	(146,775)	1,320,974	(47,420)	426,781
Euro	10%	4,933	54,262	2,204	24,244
	-10%	(4,933)	44,396	(2,204)	19,836
Canadian Dollar	10%	151	1,663	30	332
	-10%	(151)	1,361	(30)	272
Real	10%	71	777	44	483
	-10%	(71)	635	(44)	395
Swiss Franc	10%	22	239	17	186
	-10%	(22)	195	(17)	152
Others	10%	188	2,068	57	628
	-10%	(188)	1,692	(57)	514
Interest Rate Risk
The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.
This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.
These methodologies imply a “short-term” approach (RFN), for which a “base case scenario” is submitted to a 400 basis points “interest rates” shock for Argentine pesos, and 200 basis points for Dollars and CER/UVA, and the variation of the Net Financial Income is estimated and compared with the limits assigned to said changes in the variables subject to control. For “long-term approach” (VP), statistical simulations of interest rates are performed, and a “critical” scenario is obtained, arising from the exposure to the interest rate risk presented by the balance sheet structure. The economic capital is obtained from the difference resulting from the “critical” scenario and the balance sheet market value, within a 99.5% confidence interval.
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.23
Total Financial Assets	10,284,726,961	1,111,610,700	939,021,387	660,525,324	4,903,625,495	17,899,509,867
Total Financial Liabilities	10,219,796,961	617,271,543	217,323,744	140,311,729	3,686,432,748	14,881,136,725
Net Amount	64,930,000	494,339,157	721,697,643	520,213,595	1,217,192,747	3,018,373,142
As of 12.31.22
Total Financial Assets	9,819,415,935	1,394,313,358	1,143,072,684	1,094,034,660	5,396,196,285	18,847,032,922
Total Financial Liabilities	11,287,459,304	891,293,624	486,107,437	208,258,668	3,662,879,997	16,535,999,030
Net Amount	(1,468,043,369)	503,019,734	656,965,247	885,775,992	1,733,316,288	2,311,033,892
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2023. The percentage change budgeted by the Group for fiscal year 2023 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	6,651,159	0.2%
Increase in Interest Rate	100 bp	(6,651,159)	(0.2)%
Liquidity Risk
It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:
•the assets that are part thereof do not have a sufficient secondary market; or
•market changes.
In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.
Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement, and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be considered by operators in order to place funds or meet the financing needs.
The monthly liquidity follow-up and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.
In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2023, and December 31, 2022, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.23
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,183,603,541	19,762,586	41,993,987	4,452,802	—	1,249,812,916
Derivative Financial Instruments	71,138,491	—	—	—	—	71,138,491
Repurchase Transactions	2,450,793,032	—	—	—	—	2,450,793,032
Other Financial Assets	274,537,680	3,625,183	4,364,530	112,921,015	—	395,448,408
Loans and Other Financing	9,627,640,726	2,738,267,320	881,924,837	774,562,624	286,348,721	14,308,744,228
Other Debt Securities	3,891,358,171	3,235,501	3,634,323	12,937,963	—	3,911,165,958
Financial Assets Pledged as Collateral	869,937,071	—	—	—	—	869,937,071
Investments in Equity Instruments	19,427,400	—	—	—	—	19,427,400
Liabilities
Deposits	11,384,936,442	354,796,560	44,029,162	145,781	—	11,783,907,945
Liabilities at fair value through profit or loss	99,752,486	—	—	—	—	99,752,486
Derivative Financial Instruments	24,670,981	—	—	—	—	24,670,981
Repurchase Transactions	47,061,623	—	—	—	—	47,061,623
Other Financial Liabilities	2,195,125,007	316,699,058	5,734,385	17,223,900	7,089,805	2,541,872,155
Lease liabilities	1,630,082	4,233,222	5,650,015	13,548,449	14,665,001	39,726,769
Financing Received from the Argentine Central Bank and Other Financial Institutions	126,327,803	174,110,702	48,212,475	8,921,672	—	357,572,652
Debt Securities	32,124,358	141,749,684	38,685,709	15,845,179	—	228,404,930
Subordinated Debt Securities	30,486,265	—	15,880,869	431,632,746	—	477,999,880

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.22
Assets
Debt Securities measured at Fair Value through Profit or Loss	6,365,670,032	6,996,315	8,243,618	34,631,182	—	6,415,541,147
Derivative Financial Instruments	20,889,755	—	—	—	—	20,889,755
Repurchase Transactions	747,143,041	—	—	—	—	747,143,041
Other Financial Assets	287,725,423	2,550,062	3,090,476	42,383,331	43360651	379,109,943
Loans and Other Financing	3,595,762,577	3,350,074,739	1,435,639,873	1,236,568,741	821,825,336	10,439,871,266
Other Debt Securities	2,306,700,256	4,034,155	5,819,531	16,473,872	—	2,333,027,814
Financial Assets Pledged as Collateral	954,807,354	—	—	—	—	954,807,354
Investments in Equity Instruments	14,055,309	—	—	—	—	14,055,309
Liabilities
Deposits	13,142,175,985	612,517,077	38,143,887	726,827	113	13,793,563,889
Liabilities measured at Fair Value trough Profit or Loss	491,036	—	—	—	—	491,036
Derivative Financial Instruments	10,634,605	—	—	—	—	10,634,605
Other Financial Liabilities	1,503,773,325	634,299,639	2,324,559	16,358,651	5761503	2,162,517,677
Lease Liabilities	1,439,888	4,498,393	5,592,409	20,299,875	10,830,943	42,661,508
Financing Received from the Argentine Central Bank and Other Financial Institutions	54,420,480	128,442,822	115,125,256	11,967,840	—	309,956,398
Debt Securities	52,461,246	242,736,419	152,638,549	178,447,846	—	626,284,060
Subordinated Debt Securities	10,805,563	—	10,805,563	339,893,471	—	361,504,597
Credit Risk
Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.
Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.
The credit quality of debt securities as of December 31, 2023, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.23
AAA	—	40,695	—	—	—	32,083,877	25,537,344	57,661,916
AA+	—	—	4,618,250	—	—	—	1,008,855	5,627,105
AA	—	128,455	—	—	—	—	13,660,848	13,789,303
AA-	1,053,734	—	—	—	—	—	344,428	1,398,162
A+	—	—	—	—	—	—	5,232,651	5,232,651
A1	—	—	—	—	—	—	244,624	244,624
A	—	—	—	—	—	—	3,115,359	3,115,359
A2	—	—	—	—	—	—	540,233	540,233
A-	—	1,560,065	—	—	—	—	1,264,238	2,824,303
BBB-	—	2	—	—	—	—	—	2
B1	—	341,680	—	—	—	—	—	341,680
BB-	—	—	—	—	—	—	1,309,105	1,309,105
CCC	1,102,295,501	—	—	12,591,048	—	—	85,335	1,114,971,884
Total	1,103,349,235	2,070,897	4,618,250	12,591,048	—	32,083,877	52,343,020	1,207,056,327
The credit quality of debt securities as of December 31, 2022, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.22
AAA	—	—	—	—	—	16,090,600	765,602	16,856,202
AA+	—	—	248,333	—	—	—	—	248,333
AA	—	488,927	—	—	—	—	2,421,732	2,910,659
AA-	—	—	—	—	—	—	765,339	765,339
A+	—	—	—	—	—	—	50,351	50,351
A1	—	—	—	—	—	—	173,934	173,934
A	—	—	—	—	—	—	515,832	515,832
A2	—	—	—	—	—	—	2,279,030	2,279,030
A-	—	—	—	—	—	—	253,876	253,876
BBB	—	4,397,798	—	—	—	—	262,809	4,660,607
BBB.ar	—	—	—	—	—	—	132	132
B1	—	1,603,872	—	—	—	—	—	1,603,872
B	—	8,950,025	—	—	—	—	—	8,950,025
BB-	—	—	—	—	—	—	274,604	274,604
CCC	64,107,426	—	—	348,902,767	—	—	—	413,010,193
C	—	—	—	—	4,520,733,943	—	98,593	4,520,832,536
Total	64,107,426	15,440,622	248,333	348,902,767	4,520,733,943	16,090,600	7,861,834	4,973,385,525
Summary of credit risk
The following disclosures present the gross carrying amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for loan losses.
Those credits that do not have reasonable expectations of recovering the contractual cash flows are eliminated from the Group’s assets and are recognized in “Off-balance Items”.
The credit quality related to loans granted is detailed in Schedule B.
The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.
Impairment of financial assets
The “Expected Credit Loss” (“ECL”) model applies to financial assets which are valued at both amortized cost and fair value through OCI.
The standard establishes three categories to classify financial instruments, primarily considering the credit risk evolution over time. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired, and Stage 3 comprises financial assets which are defaulted and/or subject to serious risk of impairment.
To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:
•Expected Credit Losses within a 12-month period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at 12-month ECL.
•Lifetime Expected Credit Losses: ECL during the active period of the financial asset, which results of calculating the probability of impairment of an asset throughout its duration, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.
A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.
Grouping of instruments for losses measured on a collective basis
For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed based on shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes.
The Group has identified four groupings: Retail, Retail-like, Wholesale and Naranja X, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.
Stage classification
Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:
•Stage 1: in the case of retail portfolios, it includes every operation up to 31 days past due. In the case of wholesale portfolios, it considers every client whose BCRA situation indicates a normal status (A1) (i.e. low risk of bankruptcy).
•Stage 2: considers two groups:
•For retail and retail like Portfolios between 31 and 90 days past due. For wholesale it considers credit ratings for which the risk of default has increased significantly (B).
•Probability of Default (“PD”) or Score with impairment risk.
•Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due. For wholesale portfolios, it considers every client whose BCRA situation indicates serious risk of bankruptcy (C, D, E). Furthermore, this stage also includes refinanced transactions originated more than 90 days past due or with another transaction in force within the last 24 months.
Significant Increase in credit risk
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.
Definition of Default
A financial asset is in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.
The credit analysis for wholesale loans is not the same as for retail loans, Grupo Galicia’s definition of default for wholesale portfolios is based on a credit analysis of the individual borrower.
The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:
•Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.
•Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the potential time of default.
•Loss given Default (“LGD”): this represents Grupo Galicia’s expectation of effective loss from the total exposure at default. Its value changes according to the counterparty, seniority of the claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per Peso of exposure at the time of default and is calculated over the term of the relevant obligation.
An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.
Methodology for Expected Credit Loss estimation
Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.
IFRS 9 establishes the following standards regarding the estimation of credit loss:
•An unbiased weighted probability index determined by the evaluation of different outcomes.
•Time value of money
•Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.
According to IFRS 9, Grupo Galicia prepared three different scenarios with different probabilities: a base scenario with 70% probability of occurrence, a pessimistic scenario with 15% probability of occurrence and an optimistic scenario with 15% probability of occurrence.

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%
In order to toake time value of money into account, Grupo assumes expected losses will take place according to the PD behavior.
The ECL is determined by calculating the PD, EAD and LGD for each future month or collective segment. These three components are multiplied together and adjusted for forward looking information. This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and summed. The discount rate used in the ECL calculation is the original effective interest rate or an estimation of it.
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2024 (*)	QII - 2024 (*)	QIII - 2024 (*)	QIV - 2024 (*)
GDP	Base	-6.4%	-3.2%	-4.0%	1.9%
	Optimistic	-6.1%	-2.6%	-3.1%	3.1%
	Pessimistic	-7.3%	-5.1%	-6.8%	-2.1%
Unemployment Rate	Base	13.9%	28.7%	13.2%	2.7%
	Optimistic	8.1%	22.3%	7.3%	-2.7%
	Pessimistic	28.5%	44.7%	27.9%	16.4%
Real Salary	Base	-17.7%	-15.7%	-14.6%	-7.3%
	Optimistic	-15.6%	-26.3%	-7.4%	3.5%
	Pessimistic	-20.1%	-21.5%	-23.7%	-20.6%
Badlar rate	Base	87.4%	-8.1%	-56.0%	-67.5%
	Optimistic	80.3%	-13.5%	-60.4%	-71.4%
	Pessimistic	117.0%	29.8%	-5.5%	-16.8%
Consumer Price Index (CPI)	Base	372.9%	385.6%	307.5%	194.3%
	Optimistic	359.1%	356.0%	269.6%	157.7%
	Pessimistic	445.6%	558.6%	553.7%	459.3%
(*) These variations were calculated based on annual basis.
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	278,787,882	278,588,415
Retail, Retail like and Wholesale ECL	192,914,897	193,013,707
Naranja ECL	85,872,985	85,574,708

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		284,546,458
Retail, Retail like and Wholesale RCL		192,917,891
Naranja ECL		91,628,567
Maximum exposure to credit risk
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due (1-29 DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	1,537,696,853	409,893,588	17,332,591	1,964,923,032	2,444,601,082
1-30	26,440,947	22,970,668	2,966,044	52,377,659	72,155,002
31-60	—	16,241,852	2,245,172	18,487,024	25,472,302
61-90	—	10,985,454	4,824,007	15,809,461	28,483,193
Default	—	—	78,640,209	78,640,209	102,150,354
Gross Carrying amount	1,564,137,800	460,091,562	106,008,023	2,130,237,385	2,672,861,933
Loss allowance	(30,442,058)	(30,855,971)	(82,696,512)	(143,994,541)	(263,103,858)
Net Carrying amount	1,533,695,742	429,235,591	23,311,511	1,986,242,844	2,409,758,075

	Retail like Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	1,109,048,384	200,694,574	6,193,097	1,315,936,055	1,883,314,111
1-30	9,762,416	8,973,372	1,619,556	20,355,344	27,322,623
31-60	1,300,590	3,857,642	838,708	5,996,940	7,305,488
61-90	55,221	2,938,582	1,068,861	4,062,664	3,975,279
Default	—	—	22,749,218	22,749,218	16,130,405
Gross Carrying amount	1,120,166,611	216,464,170	32,469,440	1,369,100,221	1,938,047,906
Loss allowance	(5,402,377)	(4,704,155)	(17,138,341)	(27,244,873)	(50,675,462)
Net Carrying amount	1,114,764,234	211,760,015	15,331,099	1,341,855,348	1,887,372,444

	Wholesale Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	8,176,545,194	151,810,690	—	8,328,355,884	5,706,156,983
B1	—	4,482,955	18,249	4,501,204	6,031,054
Default	—	—	2,742,995	2,742,995	2,553,973
Gross Carrying amount	8,176,545,194	156,293,645	2,761,244	8,335,600,083	5,714,742,010
Loss allowance	(15,427,151)	(4,305,968)	(1,942,363)	(21,675,482)	(22,026,018)
Net Carrying amount	8,161,118,043	151,987,677	818,881	8,313,924,601	5,692,715,992

	Naranja X
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	1,750,328,701	10,093,438	—	1,760,422,139	1,922,073,168
1-30	74,452,330	2,881,946	—	77,334,276	122,037,937
31-60	—	24,898,764	—	24,898,764	42,859,189
61-90	—	10,268,842	—	10,268,842	18,419,585
Default	—	—	36,902,316	36,902,316	51,978,986
Gross Carrying amount	1,824,781,031	48,142,990	36,902,316	1,909,826,337	2,157,368,865
Loss allowance	(50,426,865)	(12,430,987)	(23,015,133)	(85,872,985)	(103,379,473)
Net Carrying amount	1,774,354,166	35,712,003	13,887,183	1,823,953,352	2,053,989,392

	Retail Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	2,122,701,997	304,480,253	17,418,832	2,444,601,082	2,722,642,214
1-30	43,356,941	25,055,183	3,742,878	72,155,002	74,460,761
31-60	—	22,437,971	3,034,331	25,472,302	27,270,773
61-90	—	21,393,540	7,089,653	28,483,193	19,005,636
Default	—	—	102,150,354	102,150,354	172,525,579
Gross Carrying amount	2,166,058,938	373,366,947	133,436,048	2,672,861,933	3,015,904,963
Loss allowance	(86,627,688)	(65,594,118)	(110,882,052)	(263,103,858)	(381,793,118)
Net Carrying amount	2,079,431,250	307,772,829	22,553,996	2,409,758,075	2,634,111,845

	Retail like Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,790,513,318	86,577,444	6,223,349	1,883,314,111	2,086,673,984
1-30	20,414,117	4,802,513	2,105,993	27,322,623	22,489,986
31-60	—	6,183,098	1,122,390	7,305,488	4,738,440
61-90	—	1,953,861	2,021,418	3,975,279	3,236,707
Default	—	—	16,130,405	16,130,405	27,235,337
Gross Carrying amount	1,810,927,435	99,516,916	27,603,555	1,938,047,906	2,144,374,454
Loss allowance	(27,997,688)	(5,359,750)	(17,318,024)	(50,675,462)	(51,705,819)
Net Carrying amount	1,782,929,747	94,157,166	10,285,531	1,887,372,444	2,092,668,635

	Wholesale Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	5,674,685,585	31,471,398	—	5,706,156,983	6,283,422,421
B1	—	6,031,054	—	6,031,054	2,623,570
Default	—	—	2,553,973	2,553,973	8,927,408
Gross Carrying amount	5,674,685,585	37,502,452	2,553,973	5,714,742,010	6,294,973,399
Loss allowance	(17,646,695)	(2,677,223)	(1,702,100)	(22,026,018)	(30,750,767)
Net Carrying amount	5,657,038,890	34,825,229	851,873	5,692,715,992	6,264,222,632

	Naranja X
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,906,514,965	12,527,852	3,030,351	1,922,073,168	2,070,863,712
1-30	116,100,755	5,063,627	873,555	122,037,937	98,792,882
31-60	—	41,950,757	908,432	42,859,189	29,657,309
61-90	—	17,703,888	715,697	18,419,585	15,524,512
Default	—	—	51,978,986	51,978,986	48,506,374
Gross Carrying amount	2,022,615,720	77,246,124	57,507,021	2,157,368,865	2,263,344,789
Loss allowance	(49,429,319)	(20,698,182)	(33,251,972)	(103,379,473)	(117,786,679)
Net Carrying amount	1,973,186,401	56,547,942	24,255,049	2,053,989,392	2,145,558,110
The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.
The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.
This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	241,596,034	(6,055,106)	235,540,928	—
Documents	1,418,845,984	(4,865,319)	1,413,980,665	—
Mortgage Loans	76,431,093	(9,344,833)	67,086,260	1,094,745,502
Pledge Loans	90,897,588	(780,538)	90,117,050	544,782,445
Personal Loans	515,494,913	(56,726,570)	458,768,343	—
Credit Card Loans	3,440,923,015	(135,025,266)	3,305,897,749	—
Financial Leases	12,887,521	(269,812)	12,617,709	—
Others	7,947,687,876	(65,720,437)	7,881,967,439	298,730,043
Total as of December 31, 2023	13,744,764,024	(278,787,881)	13,465,976,143	1,938,257,990
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	263,357
50 to 60%	1,599
60 to 70%	357
70 to 80%	95
80 to 90%	—
90 to 100%	71
Higher than 100%	474
Total	265,953
Evolution of the exposure to credit risk and the related allowances
The credit risk allowance recognized in the fiscal year is affected by a variety of factors, such as:
•transfers between Stage 1 and Stages 2 or 3 because the financial instruments experience significant credit risk increases (or decreases), or become impaired in the period, with the corresponding “increase” (or “decrease”) between the 12-month and Lifetime ECL;
•additional allocations for new financial instruments recognized during the fiscal year, as well as reversals of allowances for loan losses for financial instruments derecognized in the fiscal year;
•impact on ECL measurements of changes in PD, EAD and LGD in the fiscal year, arising from the periodic update of inputs to the models;
•impact on ECL measurement due to changes in models and assumptions;
•impacts due to passing of time resulting from an update to the present value;
•local currency translations for assets denominated in foreign currency and other changes;
•financial assets derecognized during the period and application of allowances related to assets derecognized in the balance sheet during the fiscal year; and
The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	86,627,688	65,594,118	110,882,052	263,103,858
Inflation effect	(61,185,802)	(56,331,184)	(119,958,373)	(237,475,359)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,536,105)	3,536,105	—	—
Transfer from Stage 1 to Stage 3	(1,704,653)	—	1,704,653	—
Transfer from Stage 2 to Stage 1	4,617,199	(4,617,199)	—	—
Transfer from Stage 2 to Stage 3	—	(2,691,126)	2,691,126	—
Transfer from Stage 3 to Stage 1	—	1,819,468	(1,819,468)	—
Transfer from Stage 3 to Stage 2	1,859,590	—	(1,859,590)	—
New Financial Assets Originated or Purchased	26,948,683	30,768,807	120,081,706	177,799,196
Changes in PDs/LGDs/EADs	(7,081,135)	(1,241,269)	(6,177,980)	(14,500,384)
Foreign exchange and other movements	(8,951,194)	7,142,505	18,070,510	16,261,821
Other movements with no P&L impact
Write-offs and other movements	(7,152,213)	(13,124,254)	(40,918,123)	(61,194,590)
Loss Allowance as of December 31, 2023	30,442,058	30,855,971	82,696,513	143,994,542

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	27,997,688	5,359,750	17,318,024	50,675,462
Inflation effect	(18,312,290)	(6,001,097)	(22,166,729)	(46,480,116)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(809,529)	809,529	—	—
Transfer from Stage 1 to Stage 3	(170,608)	—	170,608	—
Transfer from Stage 2 to Stage 1	364,565	(364,565)	—	—
Transfer from Stage 2 to Stage 3	—	(163,664)	163,664	—
Transfer from Stage 3 to Stage 1	—	49,599	(49,599)	—
Transfer from Stage 3 to Stage 2	44,949	—	(44,949)	—
New Financial Assets Originated or Purchased	6,363,906	5,268,427	26,052,081	37,684,414
Changes in PDs/LGDs/EADs	299,035	87,063	(507,462)	(121,364)
Foreign exchange and other movements	(411,235)	898,128	3,271,901	3,758,794
Other movements with no P&L impact
Write-offs and other movements	(9,964,104)	(1,239,015)	(7,069,198)	(18,272,317)
Loss Allowance as of December 31, 2023	5,402,377	4,704,155	17,138,341	27,244,873

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	17,646,695	2,677,223	1,702,100	22,026,018
Inflation effect	(15,468,307)	(4,601,341)	(2,451,068)	(22,520,716)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(221,620)	221,620	—	—
Transfer from Stage 1 to Stage 3	(37,093)	—	37,093	—
Transfer from Stage 2 to Stage 1	579	(579)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	25,239,682	3,265,129	4,219,557	32,724,368
Changes in PDs/LGDs/EADs	(257,864)	47,390	(547,466)	(757,940)
Foreign exchange and other movements	(4,551,851)	3,694,588	103,296	(753,967)
Other movements with no P&L impact
Write-offs and other movements	(6,923,070)	(998,062)	(1,121,149)	(9,042,281)
Loss Allowance as of December 31, 2023	15,427,151	4,305,968	1,942,363	21,675,482

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	49,429,319	20,698,182	33,251,972	103,379,473
Inflation effect	(54,955,356)	(18,671,948)	(27,975,840)	(101,603,144)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(858,340)	858,340	—	—
Transfer from Stage 1 to Stage 3	(1,019,201)	—	1,019,201	—
Transfer from Stage 2 to Stage 1	768	(883,985)	883,217	—
Transfer from Stage 2 to Stage 3	2,425,128	(2,426,105)	978	1
Transfer from Stage 3 to Stage 1	—	99,573	(99,573)	—
Transfer from Stage 3 to Stage 2	670,706	—	(670,706)	—
New Financial Assets Originated or Purchased	20,309,635	6,015,734	8,760,944	35,086,313
Changes in PDs/LGDs/EADs	31,664,056	14,326,166	31,095,370	77,085,592
Foreign exchange and other movements	6,430,110	1,035,046	929,621	8,394,777
Other movements with no P&L impact
Write-offs and other movements	(3,669,960)	(8,620,016)	(24,180,051)	(36,470,027)
Loss Allowance as of December 31, 2023	50,426,865	12,430,987	23,015,133	85,872,985

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	71,473,937	122,488,026	187,831,155	381,793,118
Inflation effect	(44,422,175)	(58,793,959)	(91,924,463)	(195,140,597)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,426,573)	2,426,573	—	—
Transfer from Stage 1 to Stage 3	(1,276,475)	—	1,276,475	—
Transfer from Stage 2 to Stage 1	7,184,529	(7,184,529)	—	—
Transfer from Stage 2 to Stage 3	—	(3,492,844)	3,492,844	—
Transfer from Stage 3 to Stage 1	—	3,495,537	(3,495,537)	—
Transfer from Stage 3 to Stage 2	5,611,222	—	(5,611,222)	—
New Financial Assets Originated or Purchased	67,852,137	51,340,739	60,981,759	180,174,635
Changes in PDs/LGDs/EADs	5,722,043	6,995,768	(9,076,037)	3,641,774
Foreign exchange and other movements	(12,790,579)	(25,148,628)	9,627,863	(28,311,344)
Other movements with no P&L impact
Write-offs and other movements	(10,300,378)	(26,532,565)	(42,220,785)	(79,053,728)
Loss Allowance as of December 31, 2022	86,627,688	65,594,118	110,882,052	263,103,858

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	3,152,113	16,645,948	31,907,758	51,705,819
Inflation effect	(8,218,326)	(7,187,040)	(14,950,616)	(30,355,982)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(66,603)	66,603	—	—
Transfer from Stage 1 to Stage 3	(16,792)	—	16,792	—
Transfer from Stage 2 to Stage 1	285,395	(285,395)	—	—
Transfer from Stage 2 to Stage 3	—	(76,911)	76,911	—
Transfer from Stage 3 to Stage 1	—	291,465	(291,465)	—
Transfer from Stage 3 to Stage 2	206,915	—	(206,915)	—
New Financial Assets Originated or Purchased	30,245,807	3,984,576	12,828,677	47,059,060
Changes in PDs/LGDs/EADs	4,445,167	1,104,142	(158,529)	5,390,780
Foreign exchange and other movements	(790,869)	(8,430,917)	(3,014,149)	(12,235,935)
Other movements with no P&L impact
Write-offs and other movements	(1,245,119)	(752,721)	(8,890,440)	(10,888,280)
Loss Allowance as of December 31, 2022	27,997,688	5,359,750	17,318,024	50,675,462

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	17,916,221	3,912,054	8,922,492	30,750,767
Inflation effect	(8,600,267)	(2,023,227)	(2,950,126)	(13,573,620)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(14,771)	14,771	—	—
Transfer from Stage 1 to Stage 3	(4,539)	—	4,539	—
Transfer from Stage 2 to Stage 1	389,863	(389,863)	—	—
Transfer from Stage 2 to Stage 3	—	(289)	289	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	19,893,816	2,445,305	929,819	23,268,940
Changes in PDs/LGDs/EADs	(18,694)	(201,793)	(609)	(221,096)
Foreign exchange and other movements	(480,289)	399,066	875,475	794,252
Other movements with no P&L impact
Write-offs and other movements	(11,434,645)	(1,478,801)	(6,079,779)	(18,993,225)
Loss Allowance as of December 31, 2022	17,646,695	2,677,223	1,702,100	22,026,018

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	69,427,139	15,375,380	32,984,160	117,786,679
Inflation effect	(39,446,670)	(12,513,055)	(22,104,385)	(74,064,110)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,427,904)	1,427,904	—	—
Transfer from Stage 1 to Stage 3	(1,712,157)	—	1,712,157	—
Transfer from Stage 2 to Stage 1	1,005,166	(1,005,166)	—	—
Transfer from Stage 2 to Stage 3	—	(1,524,406)	1,524,406	—
Transfer from Stage 3 to Stage 1	—	96,728	(96,728)	—
Transfer from Stage 3 to Stage 2	132,377	—	(132,377)	—
New Financial Assets Originated or Purchased	23,908,034	25,784,784	40,570,981	90,263,799
Changes in PDs/LGDs/EADs	(10,594,668)	(1,077,005)	(2,416,322)	(14,087,995)
Foreign exchange and other movements	11,884,985	(1,455,380)	5,347,252	15,776,857
Other movements with no P&L impact
Write-offs and other movements	(3,746,983)	(4,411,602)	(24,137,172)	(32,295,757)
Loss Allowance as of December 31, 2022	49,429,319	20,698,182	33,251,972	103,379,473

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	91,440,402	233,076,145	108,784,721	433,301,268
Inflation effect	(32,213,987)	(72,886,466)	(58,765,033)	(163,865,486)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(6,280,661)	6,280,661	—	—
Transfer from Stage 1 to Stage 3	(2,254,975)	—	2,254,975	—
Transfer from Stage 2 to Stage 1	8,814,766	(8,814,766)	—	—
Transfer from Stage 2 to Stage 3	—	(6,876,040)	6,876,040	—
Transfer from Stage 3 to Stage 1	—	5,660,770	(5,660,770)	—
Transfer from Stage 3 to Stage 2	2,952,103	—	(2,952,103)	—
New Financial Assets Originated or Purchased	22,707,880	29,150,303	112,280,867	164,139,050
Changes in PDs/LGDs/EADs	4,148,673	10,462,278	(14,334,358)	276,593
Foreign exchange and other movements	(11,035,083)	(64,501,125)	69,278,045	(6,258,163)
Other movements with no P&L impact
Write-offs and other movements	(6,805,181)	(9,063,734)	(29,931,229)	(45,800,144)
Loss Allowance as of December 31, 2021	71,473,937	122,488,026	187,831,155	381,793,118

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	10,321,257	39,329,541	33,808,443	83,459,241
Inflation effect	(2,497,183)	(11,402,360)	(13,183,933)	(27,083,476)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(461,884)	461,884	—	—
Transfer from Stage 1 to Stage 3	(141,963)	—	141,963	—
Transfer from Stage 2 to Stage 1	557,030	(557,030)	—	—
Transfer from Stage 2 to Stage 3	—	(542,322)	542,322	—
Transfer from Stage 3 to Stage 1	—	574,418	(574,418)	—
Transfer from Stage 3 to Stage 2	841,490	—	(841,490)	—
New Financial Assets Originated or Purchased	2,063,019	615,567	25,244,157	27,922,743
Changes in PDs/LGDs/EADs	(3,163,544)	(2,142,001)	(3,174,222)	(8,479,767)
Foreign exchange and other movements	(22,743)	(8,592,767)	541,977	(8,073,533)
Other movements with no P&L impact
Write-offs and other movements	(4,343,366)	(1,098,982)	(10,597,041)	(16,039,389)
Loss Allowance as of December 31, 2021	3,152,113	16,645,948	31,907,758	51,705,819

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	36,170,535	11,500,627	11,199,733	58,870,895
Inflation effect	(10,179,063)	(4,164,975)	(3,178,227)	(17,522,265)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(260,687)	260,687	—	—
Transfer from Stage 1 to Stage 3	—	—	—	—
Transfer from Stage 2 to Stage 1	1,709,081	(1,709,081)	—	—
Transfer from Stage 2 to Stage 3	—	(3,771,013)	3,771,013	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	12,253,097	2,593,727	3,622	14,850,446
Changes in PDs/LGDs/EADs	2,940,095	157,462	(552,912)	2,544,645
Foreign exchange and other movements	(18,884,940)	(316,129)	4,249,651	(14,951,418)
Other movements with no P&L impact
Write-offs and other movements	(5,831,897)	(639,251)	(6,570,388)	(13,041,536)
Loss Allowance as of December 31, 2021	17,916,221	3,912,054	8,922,492	30,750,767

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	68,431,998	10,874,043	34,117,516	113,423,557
Inflation effect	(26,051,410)	(5,137,147)	(12,397,307)	(43,585,864)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,028,688)	1,028,688	—	—
Transfer from Stage 1 to Stage 3	(1,648,968)	—	1,648,968	—
Transfer from Stage 2 to Stage 1	2,721,397	(2,721,397)	—	—
Transfer from Stage 2 to Stage 3	—	(1,233,481)	1,233,481	—
Transfer from Stage 3 to Stage 1	—	130,312	(130,312)	—
Transfer from Stage 3 to Stage 2	2,092,133	—	(2,092,133)	—
New Financial Assets Originated or Purchased	43,685,016	17,469,647	35,748,387	96,903,050
Changes in PDs/LGDs/EADs	(12,404,915)	(1,729,099)	(3,745,853)	(17,879,867)
Foreign exchange and other movements	(1,037,564)	(230,581)	(494,658)	(1,762,803)
Other movements with no P&L impact
Write-offs and other movements	(5,331,860)	(3,075,605)	(20,903,929)	(29,311,394)
Loss Allowance as of December 31, 2021	69,427,139	15,375,380	32,984,160	117,786,679
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,166,058,938	373,366,947	133,436,048	2,672,861,933
Transfers:
Transfers from Stage 1 to Stage 2	(76,005,864)	76,005,864	—	—
Transfers from Stage 1 to Stage 3	(16,229,826)	—	16,229,826	—
Transfers from Stage 2 to stage 1	32,454,352	(32,454,352)	—	—
Transfers from Stage 2 to Stage 3	—	(9,438,864)	9,438,864	—
Transfers from Stage 3 to Stage 2	—	2,440,107	(2,440,107)	—
Transfers from Stage 3 to Stage 1	2,489,531	—	(2,489,531)	—
Financial assets derecognized during the period other than write-offs	(194,583,339)	(41,107,543)	(26,763,605)	(262,454,487)
New financial assets originated or purchased	576,150,511	235,886,079	64,911,093	876,947,683
Foreign exchange and other movements	538,509,399	108,863,745	4,272,165	651,645,309
Inflation Effect	(1,464,705,902)	(253,470,421)	(90,586,730)	(1,808,763,053)
Gross carrying amount as of December 31, 2023	1,564,137,800	460,091,562	106,008,023	2,130,237,385

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	1,810,927,435	99,516,916	27,603,555	1,938,047,906
Transfers:
Transfers from Stage 1 to Stage 2	(44,682,087)	44,682,087	—	—
Transfers from Stage 1 to Stage 3	(2,614,664)	—	2,614,664	—
Transfers from Stage 2 to Stage 1	11,173,595	(11,173,595)	—	—
Transfers from Stage 2 to Stage 3	—	(1,117,383)	1,117,383	—
Transfers from Stage 3 to Stage 2	—	95,189	(95,189)	—
Transfers from Stage 3 to Stage 1	132,945	—	(132,945)	—
Financial assets derecognized during the period other than write-offs	(375,730,111)	(13,764,025)	(6,522,401)	(396,016,537)
New financial assets originated or purchased	873,469,136	147,980,343	21,903,358	1,043,352,837
Foreign exchange and other movements	76,888,257	17,804,435	4,720,445	99,413,137
Inflation Effect	(1,229,397,895)	(67,559,797)	(18,739,430)	(1,315,697,122)
Gross carrying amount as of December 31, 2023	1,120,166,611	216,464,170	32,469,440	1,369,100,221

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	5,674,685,585	37,502,452	2,553,973	5,714,742,010
Transfers:
Transfers from Stage 1 to Stage 2	(17,888,396)	17,888,396	—	—
Transfers from Stage 1 to Stage 3	(765,762)	—	765,762	—
Transfers from Stage 2 to Stage 1	24,752	(24,752)	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(1,277,588,161)	(7,106,160)	(30,345,080)	(1,315,039,401)
New financial assets originated or purchased	7,927,813,404	104,218,435	2,742,995	8,034,774,834
Foreign exchange and other movements	(277,319,846)	29,274,844	28,777,429	(219,267,573)
Inflation Effect	(3,852,416,382)	(25,459,570)	(1,733,835)	(3,879,609,787)
Gross carrying amount as of December 31, 2023	8,176,545,194	156,293,645	2,761,244	8,335,600,083

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,022,615,720	77,246,124	57,507,021	2,157,368,865
Transfers:
Transfers from Stage 1 to Stage 2	(14,364,180)	14,364,180	—	—
Transfers from Stage 1 to Stage 3	(15,740,256)	—	15,740,256	—
Transfers from Stage 2 to Stage 1	10,506,358	(10,506,358)	—	—
Transfers from Stage 2 to Stage 3	—	(3,302,406)	3,302,406	—
Transfers from Stage 3 to Stage 2	—	192,353	(192,353)	—
Transfers from Stage 3 to Stage 1	1,193,093	—	(1,193,093)	—
Financial assets derecognized during the period other than write-offs	(8,670,141)	(8,354,851)	(16,020,718)	(33,045,710)
New financial assets originated or purchased	1,202,348,748	30,944,604	16,799,020	1,250,092,372
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(1,373,108,311)	(52,440,656)	(39,040,223)	(1,464,589,190)
Gross carrying amount as of December 31, 2023	1,824,781,031	48,142,990	36,902,316	1,909,826,337

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	2,042,545,338	742,740,165	230,619,459	3,015,904,962
Transfers:
Transfers from Stage 1 to Stage 2	(59,398,565)	59,398,565	—	—
Transfers from Stage 1 to Stage 3	(20,583,412)	—	20,583,412	—
Transfers from Stage 2 to Stage 1	139,130,163	(139,130,163)	—	—
Transfers from Stage 2 to Stage 3	—	(16,992,943)	16,992,943	—
Transfers from Stage 3 to Stage 2	—	4,687,329	(4,687,329)	—
Transfers from Stage 3 to Stage 1	7,352,814	—	(7,352,814)	—
Financial assets derecognized during the period other than write-offs	(291,851,498)	(144,734,229)	(66,958,024)	(503,543,751)
New financial assets originated or purchased	956,848,615	191,598,860	58,614,200	1,207,061,675
Foreign exchange and other movements	379,873,041	37,242,731	(2,148,297)	414,967,475
Inflation Effect	(987,857,558)	(361,443,368)	(112,227,502)	(1,461,528,428)
Gross carrying amount as of December 31, 2022	2,166,058,938	373,366,947	133,436,048	2,672,861,933

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	1,890,983,066	207,864,813	45,526,575	2,144,374,454
Transfers:
Transfers from Stage 1 to Stage 2	(16,844,841)	16,844,841	—	—
Transfers from Stage 1 to Stage 3	(1,925,312)	—	1,925,312	—
Transfers from Stage 2 to Stage 1	42,999,061	(42,999,061)	—	—
Transfers from Stage 2 to Stage 3	—	(1,762,344)	1,762,344	—
Transfers from Stage 3 to Stage 2	—	420,020	(420,020)	—
Transfers from Stage 3 to Stage 1	290,894	—	(290,894)	—
Financial assets derecognized during the period other than write-offs	(643,350,805)	(35,563,355)	(16,552,270)	(695,466,430)
New financial assets originated or purchased	1,425,556,987	49,921,899	15,492,579	1,490,971,465
Foreign exchange and other movements	33,436,954	5,944,401	2,314,754	41,696,109
Inflation Effect	(920,218,569)	(101,154,298)	(22,154,825)	(1,043,527,692)
Gross carrying amount as of December 31, 2022	1,810,927,435	99,516,916	27,603,555	1,938,047,906

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	6,073,862,432	212,183,559	8,927,408	6,294,973,399
Transfers:
Transfers from Stage 1 to Stage 2	(4,177,851)	4,177,851	—	—
Transfers from Stage 1 to Stage 3	(1,605,146)	—	1,605,146	—
Transfers from Stage 2 to Stage 1	22,856,547	(22,856,547)	—	—
Transfers from Stage 2 to Stage 3	—	(92,102)	92,102	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(3,999,262,558)	(69,885,545)	(7,989,121)	(4,077,137,224)
New financial assets originated or purchased	5,113,183,765	17,245,771	1,105,184	5,131,534,720
Foreign exchange and other movements	280,527,680	(14,589)	3,157,644	283,670,735
Inflation Effect	(1,810,699,284)	(103,255,946)	(4,344,390)	(1,918,299,620)
Gross carrying amount as of December 31, 2022	5,674,685,585	37,502,452	2,553,973	5,714,742,010

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	2,137,701,098	71,464,226	54,179,466	2,263,344,790
Transfers:
Transfers from Stage 1 to Stage 2	(30,353,465)	30,353,465	—	—
Transfers from Stage 1 to Stage 3	(28,190,975)	—	28,190,975	—
Transfers from Stage 2 to Stage 1	18,142,219	(18,142,219)	—	—
Transfers from Stage 2 to Stage 3	—	(6,290,435)	6,290,435	—
Transfers from Stage 3 to Stage 2	—	370,460	(370,460)	—
Transfers from Stage 3 to Stage 1	3,090,017	—	(3,090,017)	—
Financial assets derecognized during the period other than write-offs	(30,635,376)	(11,341,024)	(23,841,350)	(65,817,750)
New financial assets originated or purchased	993,142,400	45,608,645	22,513,595	1,061,264,640
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(1,040,280,198)	(34,776,994)	(26,365,623)	(1,101,422,815)
Gross carrying amount as of December 31, 2022	2,022,615,720	77,246,124	57,507,021	2,157,368,865
Use of information
Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.
Operational Risk
The operational risk management is understood as the identification, assessment, monitoring, control and mitigation of this risk. It is an ongoing process carried out throughout the Group, which fosters a risk management culture at all organization levels through an effective policy and a program led by Senior Management.
Identification
The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.
Assessment
Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established criteria, considering the balance of potential benefits and adverse results.
Monitoring
The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.
Risk Control and Mitigation
The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.
IT Risk
The Group manages the IT risk inherent to its products, activities and business processes. It also manages the risk associated with the material information systems, technology and information security processes. It also covers the risks derived from subcontracted activities and from services rendered by providers.
Reputational Risk
The reputational risk may result from the materialization of other risks: Legal, Compliance, Operational, Technological, Strategic, Market, Liquidity, Credit, etc.
The groups of interest are at the core of management, being considered upon establishing any type of mitigation measure.
Banco Galicia’s reputational risk management function was allocated to the Compliance Management Division, seeking to obtain a more comprehensive vision and be able to make immediate decisions that protect the entity’s image and reputation by using tools that enable to monitor and follow up to the perception of different groups of interest.
Banco Galicia defined an internal policy to reduce the occurrence of reputational events with negative impact, by defining a governance model with roles and responsibilities, and identifying critical scenarios that require management and visibility.
Contacts have been established with key business areas, devising a work scheme based on synergy and ongoing communication in order to spread the risk culture across the organization.
The Reputational Crisis Committee is in charge of becoming aware of the events that may affect the Bank’s reputation. In the face of an event of such characteristics, all the necessary information is gathered in the shortest time possible in order to be able to make assertive decisions, formally declare the crisis situation, if appropriate, and define the action plan to alleviate the crisis. In addition, such committee determines the communication strategy to be followed, considering the groups of interest involved. Finally, the strategy and related actions are followed to tackle the crisis.
Strategic Risk
Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.
It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. These potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.
Money Laundering and Terrorist Financing Risk
As regards the control and prevention of asset laundering and funding of terrorist activities, Banco Galicia complies with the regulations set forth by the Argentine Central Bank, the Financial Information Unit and Law No. 25246, as amended, which creates the Financial Information Unit (UIF), within the purview of Argentina’s Ministry of Treasury and Public Finance with functional autarchy. The Financial Information Unit is in charge of analyzing, addressing and reporting the information received, in order to prevent and avoid both asset laundering and funding of terrorist activities.
The Bank has promoted the implementation of measures designed to fight against the use of the international financial system by criminal organizations. For such purposes, Banco Galicia has control policies, procedures and structures that are applied using a “risk-based approach”, which allow for the monitoring of transactions, pursuant to the “customer profile” (defined individually based on the information and documentation related to the economic and financial condition of the customer), in order to detect such transactions that should be considered unusual, and to report them to the UIF in applicable cases. The Anti-Money Laundering Management Division (“PLA”, as per its initials in Spanish) is in charge of managing this activity, through the implementation of control and prevention procedures as well as the communication thereof to the rest of the organization by drafting the related handbooks and training all employees. In addition, the management of this risk is regularly reviewed by Internal Audit.
The Bank has appointed a director as Compliance Officer, pursuant to Resolution 121/11, as amended, handed down by the UIF, who shall be responsible for ensuring compliance with and implementation of the proceedings and obligations on the issue.
The Bank contributes to the prevention and mitigation of risks from these transaction-related criminal behaviors, by being involved in the international regulatory standards adoption process.
Cybersecurity Risk
The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.
The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.